Leases - Schedule of Maturities of Lease Liabilities (Details) - USD ($)	Oct. 31, 2025	Oct. 31, 2024
Schedule of Maturities of Lease Liabilities [Abstract]
2026	$ 15,532	$ 47,895
2027	15,532
2028	15,532
2029	15,532
2030	15,533
Total lease payments	77,661	49,583
Less: imputed interest	(6,675)	(1,688)
Present value of lease liabilities	$ 70,986	$ 47,895